Consolidated Statements of Financial Position	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CAD ($)
Current
Cash and cash equivalents	$ 1,058,494	$ 1,058,494	$ 647,739
Accounts receivable	7,924		0
Prepaid expenses and deposits	332,771		188,674
Inventory (Note 6)	504,521		118,682
Biological assets (Note 7)	26,611		0
Harmonized sales tax receivable			27,118
Other deposit - current portion (Note 26)	199,463		74,450
Total current assets	2,129,784		1,056,663
Other deposit (Note 26)	101,351		330,764
Right-of-use assets (Note 8)	3,169,655		2,539,670
Property and equipment, net (Note 9)	6,059,622		4,979,813
Intangible assets (Note 12)	5,243,967		5,243,967
Licenses (Note 13, 14, 16)	569,662		542,912
Total assets	17,274,041		14,693,789
Current
Accounts payable and accrued liabilities	3,326,171		2,800,206
Harmonized sales tax payable	98,916		0
Mortgage payable (Note 18)	1,566,067		766,531
Consideration payable (Note 13)	39,292		0
Convertible debentures (Note 22)			381,678
Income taxes payable (Note 30)	315,362		0
Contract liability (Note 20)	48,832		0
Lease liability (Note 17)	438,856		253,205
Promissory notes payable (Note 19)	1,017,772		1,314,427
Total current liabilities	6,851,268		5,516,047
Promissory note payable (Note 19)		0	566,835
Deferred tax liability (Note 30)	36,540		4,939
Contract liability (Note 20)		$ 178,071	0
Lease liability (Note 17)	2,889,789		2,329,279
Total liabilities	9,955,668		8,417,100
SHAREHO LDERS' EQ UITY
Share capital (Note 23)	26,145,146		19,697,180
Contingently issuable shares (Note 23)			2,040,000
Shares to be issued (Note 23)	923,590		510,000
Share subscription received in advance (Note 21)	647,296		0
Contributed surplus	7,844,814		6,709,782
Equity portion of convertible debentures	306,877		862,913
Accumulated deficit	(29,453,390)		(24,159,690)
Accumulated other comprehensive income	77,875		(41,599)
Total shareholders' equity attributable to Cordova shareholders	6,492,208		5,618,586
Non-controlling interest	826,165		658,103
Total equity	7,318,373		6,276,689
Total liabilities and shareholders' equity	$ 17,274,041		$ 14,693,789